Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
Salaries and benefits payables	¥ 257,207		¥ 246,189
Taxes payable	101,487		103,067
Product warranties	41,924		61,432
Accrued costs of the Merger	54,984		136,756
Other payables and accrued charges	158,938		237,690
Accrued expenses and other current liabilities	¥ 614,540	$ 86,557	¥ 785,134